Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, authorized	400,000,000	400,000,000
Preferred Stock, authorized	40,000,000
Common stock, par value	$ 0.01	$ 0.01
Preferred stock, par value	$ 0.01
Common stock, shares issued	76,804,474	77,180,429
Common stock, shares outstanding	76,804,474	77,180,429
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock voting rights	one